Other liabilities and provisions - Movements (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Beginning balance	€ 37,400
additions	30,182
used (amounts charged against the provision)	(58,863)
unused amounts reversed	(6,762)
Ending balance	1,956
Current	1,956	€ 37,400
Contract termination provisions
Disclosure of other provisions [line items]
Beginning balance	37,216
additions	17,112
used (amounts charged against the provision)	(52,202)
unused amounts reversed	(2,126)
Legal proceedings provision
Disclosure of other provisions [line items]
additions	13,070
used (amounts charged against the provision)	(6,662)
unused amounts reversed	(4,452)
Ending balance	1,956
Current	1,956
Other
Disclosure of other provisions [line items]
Beginning balance	184
unused amounts reversed	(184)
Restructuring provisions
Disclosure of other provisions [line items]
additions	12,896
used (amounts charged against the provision)	(11,227)
unused amounts reversed	(410)
Ending balance	1,259
Restructuring provisions | Cost of Sales
Disclosure of other provisions [line items]
additions	5,633
used (amounts charged against the provision)	(4,684)
unused amounts reversed	(152)
Ending balance	796
Restructuring provisions | Selling and distribution expenses
Disclosure of other provisions [line items]
additions	177
used (amounts charged against the provision)	(177)
Restructuring provisions | Research and development (R&D) expenses
Disclosure of other provisions [line items]
additions	6,290
used (amounts charged against the provision)	(5,765)
unused amounts reversed	(246)
Ending balance	278
Restructuring provisions | General and administrative expenses
Disclosure of other provisions [line items]
additions	798
used (amounts charged against the provision)	(602)
unused amounts reversed	(11)
Ending balance	€ 185